Average Annual Total Returns - FidelityMidCapValueK6Fund-PRO - FidelityMidCapValueK6Fund-PRO - Fidelity Mid Cap Value K6 Fund	Mar. 30, 2024
Fidelity Mid Cap Value K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.09%
Past 5 years	12.99%
Since Inception	8.25%	[1]
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Since Inception	7.60%	[1]

[1]	A From May 25, 2017 .